Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		504.4	$ 599.6	$ 504.4
Actual return on plan assets			64.3	66.4
Purchases, sales and settlements			2.4	28.8
Transfers Out Of Level 3			(0.7)	0
Ending balance	599.6		665.6	599.6
Expected Return On Plan Assets [Abstract]
The Effect Of One Percentage Point Deviation From Expected Return On Plan Assets On Pension Cost After Tax			4
Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets			265.8	604.7
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	100.00%		100.00%	100.00%
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	7.50%	8.25%	7.50%
Expected long-term return on plan assets (in hundredths)			7.50%	8.00%	8.50%
OPEB Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets			1.2	2.0
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets			5.50%
Expected long-term return on plan assets (in hundredths)			5.50%	5.50%	5.50%
Debt Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	28.50%		36.60%	28.50%
Minimum target allocation (in hundredths)			37.00%	28.00%
Maximum target allocation (in hundredths)			43.00%	38.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	90.00%		87.00%	90.00%
Minimum target allocation (in hundredths)			80.00%	80.00%
Maximum target allocation (in hundredths)			90.00%	90.00%
Equity Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	59.80%		50.40%	59.80%
Minimum target allocation (in hundredths)			43.00%	48.00%
Maximum target allocation (in hundredths)			53.00%	58.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	8.00%		9.00%	8.00%
Minimum target allocation (in hundredths)			5.00%	5.00%
Maximum target allocation (in hundredths)			15.00%	15.00%
Real Estate [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		353.0	395.3	353.0
Actual return on plan assets			49.4	54.0
Purchases, sales and settlements			(11.5)	(11.7)
Transfers Out Of Level 3			0	0
Ending balance	395.3		433.2	395.3
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	7.70%		8.50%	7.70%
Real Estate [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	2.00%		4.00%	2.00%
Minimum target allocation (in hundredths)			0.00%	0.00%
Maximum target allocation (in hundredths)			10.00%	10.00%
Other Assets [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		151.4	204.3	151.4
Actual return on plan assets			14.9	12.4
Purchases, sales and settlements			13.9	40.5
Transfers Out Of Level 3			(0.7)	0
Ending balance	204.3		$ 232.4	$ 204.3
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	4.00%		4.50%	4.00%